Stock-Based Compensation	12 Months Ended
Dec. 31, 2014
Stock-Based Compensation and Common Stock Purchase Warrants [Abstract]
Stock-Based Compensation

13. Stock-Based Compensation

The Snap Interactive, Inc. Amended and Restated 2011 Long-Term Incentive Plan (the “Plan”) permits the Company to award stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted stock, restricted stock units, shares of performance stock, dividend equivalent rights, and other stock-based awards and cash-based incentive awards to its employees (including an employee who is also a director or officer under certain circumstances), non-employee directors and consultants. The maximum number of shares of common stock that may be issued pursuant to awards under the Plan is 7,500,000 shares, 100% of which may be issued pursuant to incentive stock options.  As of December 31, 2014, there were 3,691,747 shares available for future issuance under the Plan.

Stock Options

The following table summarizes the weighted average values of the assumptions used in the Black-Scholes pricing model to estimate the fair value of the options granted during the year ended December 31, 2014:

Expected volatility	199.8%
Expected life of option	6.23 Years
Risk free interest rate	1.9
Expected dividend yield	0.0

The expected life of the option awards is the period of time over which employees and non-employees are expected to hold their options prior to exercise.  The expected life of options has been determined using the "simplified" method as prescribed by Staff Accounting Bulletin 110, which uses the midpoint between the vesting date and the end of the contractual term.  The volatility of the Company’s common stock is calculated using the Company’s historical volatilities beginning at the grant date and going back for a period of time equal to the expected life of the award.

The following table summarizes stock option activity for the year ended December 31, 2014:

	Number of Options	Weighted Average Exercise Price
Stock Options:
Outstanding at December 31, 2013	4,129,790	$0.74
Granted	2,306,000	0.31
Exercised	-	-
Expired or canceled, during the period	532,500	0.70
Forfeited, during the period	2,095,037	0.61
Outstanding at December 31, 2014	3,808,253	0.55
Exercisable at December 31, 2014	2,028,532	$0.75

At December 31, 2014, the aggregate intrinsic value of stock options that were outstanding and exercisable was $0.  At December 31, 2013, the aggregate intrinsic value of stock options that were outstanding and exercisable was $9,100.  The intrinsic value for stock options is calculated based on the exercise price of the underlying awards and the fair value of such awards as of the period-end date.

Stock-based compensation expense relating to stock options was $140,728 and $414,501 during the years ended December 31, 2014 and 2013, respectively. The Company estimates potential forfeitures of stock awards and adjusts recorded stock-based compensation expense accordingly. The estimate of forfeitures is adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock-based compensation expense that is recognized in future periods.

Non-employee stock option activity described below is also included in the stock option activity summarized in the previous table. The following table summarizes non-employee stock option activity for the year ended December 31, 2014:

	Number of Options	Weighted Average Exercise Price
Non-Employee Stock Options:
Outstanding at December 31, 2013	200,000	$0.93
Granted	50,000	0.30
Forfeited, during the period	-	-
Expired or canceled, during the period	-	-
Outstanding at December 31, 2014	250,000	0.81
Exercisable at December 31, 2014	225,000	$0.87

At December 31, 2014, the aggregate intrinsic value of non-employee stock options that were outstanding and exercisable was $0.  At December 31, 2013, the aggregate intrinsic value of non-employee stock options that were outstanding and exercisable was $0.

Stock-based compensation expense relating to non-employee stock options was $7,167 and $129,411 during the years ended December 31, 2014 and 2013, respectively.

There was $479,953 and $1,044,158 of total unrecognized stock-based compensation expense related to unvested stock options at December 31, 2014 and 2013, respectively, which is expected to be recognized over a weighted average remaining vesting period of 3.50 and 2.85 years, respectively.

 At December 31, 2014, there was no unrecognized compensation expense related to unvested non-employee stock options. At December 31, 2013, there was no unrecognized compensation expense related to unvested non-employee stock options.

Restricted Stock Awards

The following table summarizes restricted stock award activity for the year ended December 31, 2014:

	Number of RSAs	Weighted Average Grant Date Fair Value
Restricted Stock Awards:
Outstanding at December 31, 2013	10,855,000	$0.56
Granted	-	-
Forfeited or canceled, during the period	(480,000)	0.52
Vested	(50,000)	0.61
Outstanding at December 31, 2014	10,325,000	$0.56

At December 31, 2014, there was $3,575,987 of total unrecognized compensation expense related to unvested restricted stock awards, which is expected to be recognized over a weighted average period of 7.64 years.  At December 31, 2013, there was $4,930,101 of total unrecognized compensation expense related to unvested restricted stock awards, which is expected to be recognized over a weighted average period of 8.34 years.

Stock-based compensation expense relating to restricted stock awards was $899,856 and $849,132 for the years ended December 31, 2014 and 2013, respectively.

Non-employee restricted stock award activity described below is also included in total restricted stock award activity summarized on the previous table. The following table summarizes non-employee restricted stock award activity for the year ended December 31, 2014:

	Number of RSAs	Weighted Average Grant Date Fair Value
Non-Employee Restricted Stock Awards:
Outstanding at December 31, 2013	1,125,000	$0.42
Granted	-	-
Vested	(50,000)	0.61
Outstanding at December 31, 2014	1,075,000	$0.42

At December 31, 2014, there was $177,856 of total unrecognized stock-based compensation expense related to non-employee unvested restricted stock awards, which is expected to be recognized over a weighted average period of 7.34 years.

Stock-based compensation expense relating to non-employee restricted stock awards was $20,211 for the year ended December 31, 2014.